UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-9575

MEEHAN MUTUAL FUNDS, INC.

(Exact name of Registrant as Specified in Charter)

7250 Woodmont Avenue
Suite 315
Bethesda, MD 20814
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: 1-866-884-5968

THOMAS P. MEEHAN, PRESIDENT
7250 Woodmont Avenue
Suite 315
Bethesda, MD 20814
(Name and Address of Agent for Service)

Copy to:
ROBERT J. ZUTZ, ESQ.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS

Meehan Focus Fund
Schedule of Investments (Unaudited)
July 31, 2010

	Share	Market	Pct.
Security	Quantity	Value ($)	Assets

COMMON STOCK

Consumer Discretionary
Avon Products Inc.	12000	373,560	1.1
Lowe's Companies Inc.	63000	1,306,620	4.0
Weight Watchers Int'l.	16000	438,240	1.3
Western Union Co.	57000	925,110	2.8
Total Consumer Discretionary		3,043,530	9.3

Consumer Staples
Diageo PLC ADR	23000	1,607,240	4.9
Nestle SA ADR	37500	1,850,625	5.6
Procter & Gamble Co.	25000	1,529,000	4.7
Total Consumer Staples		4,986,865	15.2

Energy
ConocoPhillips	10000	552,200	1.7
Devon Energy Corp.	13000	812,370	2.5
Noble Corp.	17000	552,500	1.7
ExxonMobile Corp.	20000	1,193,600	3.6
Total Energy		3,110,670	9.5

Financials
American Express Co.	40000	1,785,600	5.4
Berkshire Hathaway Inc. - B *	19250	1,503,810	4.6
Total Financials		3,289,410	10.0

Health Care
Becton Dickinson Co	11,000	756,800	2.3
Johnson & Johnson	22000	1,277,980	3.9
Novartis AG ADR	22000	1,072,280	3.3
Pfizer Inc.	65000	975,000	3.0
Wellpoint Inc. *	20000	1,014,400	3.1
Total Health Care		5,096,460	15.5

Industrials
3M Co.	10000	855,400	2.6
Automatic Data Process.	33000	1,361,910	4.2
General Dynamics Corp.	10000	612,500	1.9
General Electric Co.	70000	1,128,400	3.4
Terex Corp. *	50000	987,000	3.0
Thermo Fisher Scientific Inc. *	20000	897,200	2.7
United Parcel Service - B	15000	975,000	3.0
Total Industrials		6,817,410	20.8

Information Technology
Cisco Systems Inc. *	62000	1,430,340	4.4
GOOGLE INC *	1400	678,790	2.1
Microsoft Corp.	55000	1,419,550	4.3
Total Information Technology		3,528,680	10.8

Materials
Compass Minerals International	12000	848,280	2.6
Methanex Corp.	18983	425,789	1.3
St. Joe Company	15000	386,850	1.2
Total Materials		1,660,919	5.1

Utilities
Exelon Corp.	7,000	292,810	0.9
Total Utilities		292,810	0.9

TOTAL COMMON STOCK (Cost $28,034,602)		31,826,754	97.1

Exchange Traded Funds
Wisdomtree Emerging Markets Equity Income Fund	15,000	772,500	2.4
Total Exchange Traded Funds (Cost $764,266)		772,500	2.4

Cash and Short-Term Investments
First Western Bank Collective Asset	594,216	594,216	1.8

Total investments (Cost $29,393,084)		33,193,470	101.3
Other Assets Less Liabilities		(398,755)	1.3

TOTAL NET ASSETS		32,794,715	100.0

* Non-income producing investments

At July 31, 2010, unrealized appreciation of investments for tax purposes was as follows:

Appreciation	$4,730,233
Depreciation	(929,847)

Net appreciation on investments	$3,800,386

At July 31, 2010, the cost of investments for federal income tax purposes was $29,393,084.

SECURITIES VALUATION.  The Fund's securities are valued under policies approved by, and under general oversight of, the Board of Directors.  The Fund has  adopted Statement of Financial Accounting Standards No. 157 which establishes  a single definition of fair value, creates a three-tier hierarchy as a  framework for measuring fair value based on inputs used to value the Fund's  investments, and requires additional disclosure about fair value.

These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for  similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Portfolio securities for which market quotations are available are valued at  the last sale price or official closing price on the primary market or exchange  where they trade.  When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as  determined in accordance with the procedures approved by the Fund's Board of  Directors.

The inputs or methodology used for valuing securiteis are not necessarily an  indication of the risk associated with investing in these securities.

The following is a summary of the inputs used to value the Fund's net assets  as of July 31, 2010.

Description	Investments in Securities

Level 1 - Quoted prices	$32,599,254
Level 2 - Other significant observable inputs
Level 3 - Significant unobservable inputs	-
-
Total	$32,599,254

ITEM 2.  CONTROLS AND PROCEDURES

(a)     Based  on  an  evaluation  of the disclosure controls and procedures (as defined  in  Rule  30a-3(c)  under  the  Investment  Company  Act  of 1940), the Principal Executive Officer and Principal Financial Officer of Meehan Mutual Funds, Inc. have concluded that such disclosure  controls and procedures are effective as of a date within 90 days of the  filing  date  of  this  Form  N-Q.

(b)     There  was  no  change in the internal controls over financial reporting (as  defined  in  Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Meehan  Mutual  Funds,  Inc. that occurred during the registrant's last fiscal quarter that  has  materially affected or is reasonably likely to materially affect, its internal  controls  over  financial  reporting.

ITEM  3.  EXHIBITS

(a)     Certifications of the Principal Executive Officer and Principal Financial Officer of Meehan Mutual Funds, Inc.  as  required  by  Rule  30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEEHAN MUTUAL FUNDS, INC.
Date:	September 15, 2010
/s/ Thomas P. Meehan
Thomas P. Meehan,
Principal Executive Officer

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MEEHAN MUTUAL FUNDS, INC.

Date:	September 15, 2010

/s/ Thomas P. Meehan
Thomas P. Meehan,
Principal Executive Officer

Date:	September 15, 2010
/s/ Paul P. Meehan
Paul P. Meehan,
Principal Financial Officer